Subsequent Events	9 Months Ended
Sep. 30, 2025
Subsequent Event [Line Items]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
On October 10, 2025, the Company entered into investment agreements with certain institutional investors for a $460 million private strategic investment in the Company’s Class A common stock (the “October Private Placement”), consisting of a purchase of 9,027,778 shares of Class A common stock from the Company and 3,750,000 shares of Class A common stock from certain of its executive officers, at $36.00 per share. The October Private Placement closed on October 17, 2025.
On October 30, 2025, GDH LP issued $1.3 billion (including $150 million issued upon the exercise in full of the initial purchasers’ option to purchase additional 2031 Exchangeable Notes (as defined below)) aggregate principal amount of its 0.50% Exchangeable Senior Notes due 2031 (the “2031 Exchangeable Notes”). The 2031 Exchangeable Notes were issued pursuant to, and are governed by, an indenture, dated October 30, 2025, among GDH LP, the Company and The Bank of New York Mellon, as trustee.
Galaxy Digital Holdings, LP
Subsequent Event [Line Items]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS In March 2025, Galaxy entered into a 15-year agreement with CoreWeave to host high-performance computing and artificial intelligence infrastructure and deliver 133 MW of Critical IT Load at its Helios campus in West Texas.